Intangible Assets - Schedule of Intangible Assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Intangible Assets:
Gross balance	$ 506,532	$ 452,535
Accumulated amortization	(298,544)	(260,569)
Net balance	$ 207,988	$ 191,966
Goodwill [Member]
Other Intangible Assets:
Useful life
Average remaining amortization period
Gross balance	$ 16,714	$ 16,714
Accumulated amortization
Net balance	$ 16,714	$ 16,714
Intangible assets arising from business combinations [Member]
Other Intangible Assets:
Useful life
Average remaining amortization period
Gross balance	$ 56,249	$ 56,249
Accumulated amortization	(39,553)	(39,553)
Net balance	$ 16,696	$ 16,696
Software or computer programs [Member]
Other Intangible Assets:
Useful life	6 years	6 years
Average remaining amortization period	4 years	4 years
Gross balance	$ 433,569	$ 379,572
Accumulated amortization	(258,991)	(221,016)
Net balance	$ 174,578	$ 158,556